THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $719,602,848)

COMMON STOCK — 84.9%
	Shares	Fair Value
AUSTRIA — 1.4%
OMV	247,087	$10,416,857

BRAZIL — 4.1%
Banco Santander Brasil	599,400	4,302,087
Itau Unibanco Holding ADR	1,392,436	7,268,516
Petroleo Brasileiro ADR	1,045,053	10,502,783
Vale ADR, Cl B	466,296	7,530,680

		29,604,066

CANADA — 2.3%
Barrick Gold	314,210	7,028,877
Constellation Software	7,608	9,268,106

		16,296,983

CHINA — 5.6%
Alibaba Group Holding*	242,000	7,703,298
Ping An Insurance Group of China, Cl H	423,500	4,987,012
Tencent Holdings	148,100	13,017,786
Zoomlion Heavy Industry Science and Technology, Cl A	7,562,427	14,561,137

		40,269,233

DENMARK — 0.6%
AP Moller - Maersk, Cl B	2,154	4,470,659

FRANCE — 2.2%
Accor	270,963	9,151,245
Engie	429,097	6,675,756

		15,827,001

GERMANY — 3.1%
RWE	111,304	4,789,680
Siemens	111,918	17,376,538

		22,166,218

GREECE — 1.1%
National Bank of Greece*	2,777,663	6,576,484
OPAP	116,812	1,434,581

		8,011,065

HONG KONG — 1.1%
Hong Kong Exchanges & Clearing	120,700	7,743,357

IRELAND — 1.2%
Jazz Pharmaceuticals*	56,562	8,795,391

ITALY — 2.1%
Ferrari	34,675	7,218,642
Intesa Sanpaolo	3,624,039	7,939,171

		15,157,813

JAPAN — 0.9%
FANUC	13,800	3,605,299
Nintendo	5,500	3,180,963

		6,786,262

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
MEXICO — 1.7%
Cemex ADR	1,088,620	$6,237,792
Grupo Financiero Banorte, Cl O*	1,164,100	5,798,069

		12,035,861

NETHERLANDS — 1.4%
ASML Holding, Cl G	7,053	3,767,431
Stellantis*	432,829	6,573,088

		10,340,519

NORWAY — 1.0%
Equinor	396,248	7,163,463

SINGAPORE — 0.7%
Singapore Airlines	1,725,500	5,338,607

SOUTH KOREA — 1.2%
KB Financial Group	77,173	2,780,325
POSCO	12,686	2,784,206
Shinhan Financial Group	98,498	2,698,877

		8,263,408

SWEDEN — 1.5%
Evolution Gaming Group	109,953	10,731,743

UNITED KINGDOM — 4.4%
Aviva	1,492,966	6,856,782
Compass Pathways ADR	71,408	3,129,813
International Consolidated Airlines Group	6,679,869	13,087,912
John Wood Group	1,876,227	7,532,157
Rightmove	87,205	715,945

		31,322,609

UNITED STATES — 47.3%
AGCO	94,070	10,432,363
Amazon.com*	4,471	14,334,920
Ameriprise Financial	35,552	7,034,674
Arista Networks*	27,977	8,604,606
Becton Dickinson	6,766	1,771,271
Boeing	76,704	14,895,150
BRP Group, Cl A*	20,011	464,456
Bunge	169,861	11,115,704
Cadence Design Systems*	74,402	9,701,277
CNH Industrial	27,527	350,969
Constellation Brands, Cl A	30,942	6,526,596
Curaleaf Holdings*	391,133	5,202,069
Delta Air Lines	225,007	8,541,266
DraftKings, Cl A*	33,340	1,804,028
Dropbox, Cl A*	318,746	7,213,222
Estee Lauder, Cl A	26,393	6,245,903
Fastly, Cl A*	75,743	8,282,497
FedEx	43,044	10,129,975
Fortinet*	68,504	9,915,954
Freeport-McMoRan	284,274	7,649,813
Lam Research	16,244	7,861,284
Leaf Group*	449,426	2,426,900
LPL Financial Holdings	99,677	10,799,006
Mastercard, Cl A	19,807	6,264,756
Moderna*	25,845	4,475,320
Netflix*	14,479	7,708,475
Newmont	119,856	7,143,418

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

UNITED STATES — (continued)

	Shares	Fair Value
NVIDIA	6,367	$3,308,229
Oshkosh	78,801	7,217,383
Penn National Gaming*	92,842	9,629,572
Regeneron Pharmaceuticals*	15,373	7,745,532
Schlumberger	527,543	11,716,730
Scientific Games*	184,441	7,233,776
ServiceNow*	20,816	11,306,419
Shell Midstream Partners(1)	979,633	11,304,965
Southwest Airlines	233,177	10,245,797
Tapestry	316,740	10,015,319
Teradyne	15,515	1,760,642
TJX	154,089	9,867,860
T-Mobile US*	110,225	13,897,168
Trulieve Cannabis*	148,060	5,916,478
Tyson Foods, Cl A	168,546	10,839,193
Uber Technologies*	218,876	11,147,355

		340,048,290

TOTAL COMMON STOCK
(Cost $539,353,923)		$610,789,405

CONVERTIBLE BONDS — 3.3%
	Face Amount	Fair Value
CANADA — 1.2%
Shopify CV to 0.6944 0.125%, 11/01/25	$7,284,000	$8,586,015

UNITED STATES — 2.1%
Palo Alto Networks CV to 3.7545 0.750%, 07/01/23	1,252,000	1,775,154
Penn National Gaming CV to 42.7350 2.750%, 05/15/26	395,000	1,777,602
Southwest Airlines CV to 25.9909 1.250%, 05/01/25	1,142,000	1,608,792
Teladoc Health CV to 4.1258 1.250%, 06/01/27	2,426,000	3,423,693
Twilio CV to 14.1040 0.250%, 06/01/23	1,373,000	6,954,333

		15,539,574

TOTAL CONVERTIBLE BONDS
(Cost $23,618,559)		$24,125,589

PREFERRED STOCK — 1.4%

	Shares	Fair Value
UNITED STATES — 1.4%
2020 Cash Mandatory Exchangeable Trust, 5.250%	1,390	$1,596,943
Broadcom, 8.000%	5,681	8,343,969

		9,940,912

TOTAL PREFERRED STOCK
(Cost $9,204,438)		$9,940,912

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2021 (Unaudited)

REGISTERED INVESTMENT COMPANY — 1.3%

	Shares		Fair Value
UNITED STATES — 1.3%
iShares Silver Trust		368,805	$9,216,437

TOTAL REGISTERED INVESTMENT COMPANY
(Cost $8,032,298)			$9,216,437

CORPORATE OBLIGATIONS — 1.1%

	Face Amount		Fair Value
MEXICO — 0.9%
Petroleos Mexicanos 6.875%, 10/16/25		$5,900,000	$6,428,728

UNITED STATES — 0.2%
Acrisure 8.125%, 02/15/24		1,320,000	1,378,080

TOTAL CORPORATE OBLIGATIONS
(Cost $7,468,415)			$7,806,808

FOREIGN GOVERNMENT BOND — 0.8%

	Face Amount		Fair Value
MEXICO — 0.8%
Mexican Bonos 5.750%, 03/05/26	MXP	116,000,000	$5,941,980

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $5,780,282)			$5,941,980

TOTAL INVESTMENTS — 92.8%
(Cost $593,457,915)			$667,821,131

PURCHASED OPTION — 0.0%

	Contracts		Fair Value
Purchased Option*(2)

Total Purchased Option
(Cost $381,570)		69,000,000	$5,408

*	Non-income producing security.
(1)	Security considered Master Limited Partnership. At January 31, 2021, these securities amounted to $11,304,965 or 1.6% of net assets.
(2)	Refer to table below for details on Options Contracts.

PURCHASED OPTION — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Option

UNITED STATES — 0.0%
USD Call HKD*	69,000,000	$381,570	$7.80	02/20/21	$5,408

^	Represents Cost.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2021 (Unaudited)

Open futures contracts held by the Fund at January 31, 2021 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Euro-Bobl	234	Mar-2021	$37,486,986	$ 38,406,975	$ (20,686)

Euro-OAT	154	Mar-2021	30,743,951	31,223,111	(148,576)

Palladium	24	Apr-2021	5,654,100	5,300,160	(353,940)

Platinum	134	May-2021	6,825,616	7,230,640	405,024

S&P 500 Index E-MINI	(476)	Mar-2021	(89,509,599)	(88,183,760)	1,325,839

			$ (8,798,946)	$ (6,022,874)	$ 1,207,661

Open OTC swap agreements held by the Fund at January 31, 2021 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation/ Depreciation

Morgan Stanley	Anglo American	Total Return	USD 1M Libor BBA + 100 BPs	At Maturity	10/26/22	$3,866,559	$796,784	$-	$796,784
Morgan Stanley	International Games	Total Return	USD 1M Libor BBA + 100 BPs	At Maturity	02/02/23	669,137	(59,518)	-	(59,518)
Morgan Stanley	REMGRO LTD	Total Return	USD 1M Libor BBA + 100 BPs	At Maturity	10/26/22	713,462	(4,881)	-	(4,881)

						$5,249,158	$732,385	$-	$732,385

ADR — American Depositary Receipt

BBA — British Bankers Association

BPs — Basis Points

Cl — Class

CV — Conversion Ratio

HKD — Hong Kong Dollar

LIBOR — London Interbank Offered Rate

MXP — Mexican Peso

OTC — Over The Counter

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$10,416,857	$ —	$ —	$10,416,857
Brazil	29,604,066	—	—	29,604,066
Canada	16,296,983	—	—	16,296,983
China	40,269,233	—	—	40,269,233
Denmark	4,470,659	—	—	4,470,659
France	15,827,001	—	—	15,827,001
Germany	22,166,218	—	—	22,166,218
Greece	8,011,065	—	—	8,011,065
Hong Kong	7,743,357	—	—	7,743,357
Ireland	8,795,391	—	—	8,795,391
Italy	15,157,813	—	—	15,157,813
Japan	6,786,262	—	—	6,786,262
Mexico	12,035,861	—	—	12,035,861
Netherlands	10,340,519	—	—	10,340,519
Norway	7,163,463	—	—	7,163,463
Singapore	5,338,607	—	—	5,338,607
South Korea	8,263,408	—	—	8,263,408
Sweden	10,731,743	—	—	10,731,743
United Kingdom	31,322,609	—	—	31,322,609
United States	340,048,290	—	—	340,048,290

Total Common Stock	610,789,405	—	—	610,789,405

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bond
Canada	$—	$8,586,015	$—	$8,586,015
United States	—	15,539,574	—	15,539,574

Total Convertible Bond	—	24,125,589	—	24,125,589

Preferred Stock	9,940,912	—	—	9,940,912

Registered Investment Company	9,216,437	—	—	9,216,437

Corporate Obligation
Mexico	—	6,428,728	—	6,428,728
United States	—	1,378,080	—	1,378,080

Total Corporate Obligation	—	7,806,808	—	7,806,808

Foreign Government Bond	—	5,941,980	—	5,941,980

Total Investments in Securities	$629,946,754	$37,874,377	$—	$667,821,131

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$5,408	$–	$–	$5,408
Futures Contracts*
Unrealized Appreciation	1,730,863	–	–	1,730,863
Unrealized Depreciation	(523,202)	–	–	(523,202)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	796,784	–	796,784
Unrealized Depreciation	–	(64,399)	–	(64,399)

Total Other Financial Instruments	$1,213,069	$732,385	$–	$1,945,454

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as ‘‘—’’ are either $0 or have been rounded to $0.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $10,926,334)

COMMON STOCK — 98.5%

	Shares	Fair Value
AUSTRALIA — 2.7%
PointsBet Holdings*	24,900	$297,056

AUSTRIA — 2.6%
BAWAG Group*	6,450	282,256

BRAZIL — 1.8%
Gol Linhas Aereas Inteligentes ADR	23,031	199,679

CAMBODIA — 1.8%
NagaCorp	176,000	200,442

CANADA — 3.6%
Linamar	5,700	290,984
Tourmaline Oil	7,357	104,825

		395,809

CHINA — 3.5%
CSPC Pharmaceutical Group	112,880	115,308
Estun Automation, Cl A	14,900	78,088
TravelSky Technology, Cl H	84,000	187,648

		381,044

FRANCE — 2.9%
Accor	5,509	186,056
Cellectis ADR*	4,616	126,201

		312,257

GERMANY — 5.1%
Covestro	5,300	361,210
KION Group	2,200	190,518

		551,728

INDONESIA — 1.3%
Bank Tabungan Negara Persero	1,294,400	144,847

ITALY — 2.0%
BPER Banca	119,726	220,773

JAPAN — 2.9%
Anritsu	10,000	246,599
Lasertec	500	67,068

		313,667

MEXICO — 1.6%
Cemex ADR	30,973	177,475

POLAND — 2.1%
LiveChat Software	3,913	117,651
Warsaw Stock Exchange	8,862	104,796

		222,447

SOUTH KOREA — 1.7%
Lotte Chemical	795	185,495

UNITED KINGDOM — 3.5%
International Consolidated Airlines Group	123,004	241,002
Rightmove	17,120	140,554

		381,556

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

UNITED STATES — 59.4%
AGCO	1,840	$204,056
Alaska Air Group	4,451	217,342
BRP Group, Cl A*	345	8,007
Bruker	1,997	115,606
Bunge	3,334	218,177
Cambium Networks*	5,186	190,585
CF Industries Holdings	7,800	322,764
Chegg*	2,600	247,676
Cimarex Energy	3,873	163,363
Cirrus Logic*	1,629	152,621
Cree*	1,071	108,257
Curaleaf Holdings*	7,978	106,107
Dropbox, Cl A*	10,128	229,197
Gap	13,027	263,797
Guardant Health*	411	63,911
Herc Holdings*	3,043	194,691
J2 Global*	2,253	231,248
JetBlue Airways*	17,770	254,822
Kirby*	2,965	150,503
L Brands	2,755	112,294
Lazard, Cl A(1)	3,771	155,365
Lyft, Cl A*	4,000	177,840
Nutanix, Cl A*	10,856	331,325
Oshkosh	2,413	221,007
Pinterest, Cl A*	1,999	136,951
Repligen*	809	161,800
TechnipFMC	9,864	105,446
Timken	2,027	153,363
TripAdvisor*	8,377	259,436
Trulieve Cannabis*	5,014	200,360
Universal Display	719	165,960
Visteon*	1,284	163,684
Vontier*	4,859	157,577
Voya Financial	2,799	155,233
Webster Financial	4,444	207,757
Zynga, Cl A*	18,700	185,317

		6,493,445

TOTAL COMMON STOCK (Cost $9,610,696)		$10,759,976

TOTAL INVESTMENTS — 98.5% (Cost $9,610,696)		$10,759,976

*	Non-income producing security.
(1)	Security considered Master Limited Partnership. At January 31, 2021, these securities amounted to $155,365 or 1.4% of net assets.

Open OTC swap agreements held by the Fund at January 31, 2021 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation

Morgan Stanley	SILERGY CORP	Total Return	USD 1M Libor BBA +	At Maturity	12/08/22	$ 168,377	$18,342	$-	$18,342
			100 BPs

						$ 168,377	$18,342	$-	$18,342

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2021 (Unaudited)

ADR — American Depositary Receipt

BPs — Basis Points

Cl — Class

OTC — Over The Counter

LIBOR — London Interbank Offered Rate

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$297,056	$—	$—	$297,056
Austria	282,256	—	—	282,256
Brazil	199,679	—	—	199,679
Cambodia	200,442	—	—	200,442
Canada	395,809	—	—	395,809
China	381,044	—	—	381,044
France	312,257	—	—	312,257
Germany	551,728	—	—	551,728
Indonesia	144,847	—	—	144,847
Italy	220,773	—	—	220,773
Japan	313,667	—	—	313,667
Mexico	177,475	—	—	177,475
Poland	222,447	—	—	222,447
South Korea	185,495	—	—	185,495
United Kingdom	381,556	—	—	381,556
United States	6,493,445	—	—	6,493,445

Total Common Stock	10,759,976	—	—	10,759,976

Total Investments in Securities	$10,759,976	$—	$—	$10,759,976

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$—	$18,342	$—	$18,342

Total Other Financial Instruments	$—	$18,342	$—	$18,342

* Swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHI-QH-001-1100